Cover	Feb. 15, 2022	Oct. 12, 2021	May 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	BTRS HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38947
Entity Tax Identification Number	83-3780685
Entity Address, Address Line One	1009 Lenox Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code		(609)
Local Phone Number		235-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company	false
Entity Central Index Key	0001774155
Amendment Flag	false
Common Class 1
Document Information [Line Items]
Title of 12(b) Security	Class 1 Common Stock, $0.0001 par value per share
Trading Symbol	BTRS
Security Exchange Name	NASDAQ